Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events [Text Block]
27.	Subsequent events

On April 2, 2013, Bladex announced the finalization of its definitive agreement for the sale of its Asset Management Unit. The Asset Management Unit is being sold to Alpha4X Asset Management, LLC (“Alpha4X”), a newly-formed company that is majority-owned by former members of the Asset Management Unit. Bladex will continue to invest in the fund under Alpha4X’s management in its role as anchor investor for a period of up to three years.